SHARE-BASED PAYMENTS - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares tranche $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average share price for share options exercised | $ / shares		$ 10.55	$ 12.73	$ 8.67
Granted (in shares)		41,787	359,666	875,544
Weighted average remaining contractual life for options and warrants issued as share based payments		6 years 29 days	6 years 11 months 26 days	8 years 3 days
Share warrants repurchased (in shares)				200,000
Warrants repurchased | $		$ 0	$ 0	$ 800
Repurchase of warrants | $				(800)
Other awards granted (in shares)		628,515
Retained earnings
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Repurchase of warrants | $				$ 212
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 3.52	$ 3.52	$ 7.53
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 14.71	$ 14.71	$ 11.68
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares)		3,649,986
Annual increase, percentage		2.00%
Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares)	4,056,770	41,787	359,666	875,544
Number of tranches | tranche	12
Award holding period	3 years
Volatility	55.00%
Risk free rate	1.24%
Holding period restriction discount percentage	20.00%
Expected weighted average time to vest	6 years 7 months 13 days
Exercise price (in usd per share) | $ / shares	$ 8.00
Weighted average fair value (in usd per share) | $ / shares	$ 1.92
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other awards granted (in shares)		628,515
Vesting percentage, share-based payments		25.00%
Vesting period, share-based payments		4 years
RSUs | Key Management and Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other awards granted (in shares)		222,113
Restricted shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other awards granted (in shares)		56,995	33,194	32,942
Award restriction period		1 year	1 year
Restricted shares | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Award restriction period				1 year
Restricted shares | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Award restriction period				3 years